INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Provisions for (Benefit from) Income Taxes

The provision for (benefit from) income taxes in the accompanying consolidated statements of comprehensive income for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in thousands):

	2013	2012	2011
Current:
Federal	$100,613	$38,414	$37,539
State	20,738	13,751	13,423

Total current taxes	121,351	52,165	50,962

Deferred:
Federal	(43,658)	4,237	(47,843)
State	(8,662)	(8,820)	(4,417)

Total deferred taxes	(52,320)	(4,583)	(52,260)

Total tax expense (benefit)	$69,031	$47,582	$(1,298)

Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory income tax rate to the effective income tax rate is as follows:

	2013	2012	2011
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	4.0%	3.5%	3.8%
Federal research and development credit	(2.8)%	—	(2.0)%
Change in deferred tax estimate	(0.5)%	(1.1)%	(0.6)%
Debt costs	(0.7)%	(8.5)%	—
Change in tax status	—	0.8%	—
Increase/(Decrease) in reserve for uncertain tax positions	(4.4)%	11.4%	4.5%
Non-deductible section 162(m) limitation	0.7%	1.2%	2.6%
Non-deductible meals and entertainment	0.7%	1.3%	2.2%
Non-deductible transaction costs	—	—	0.9%
Provision to return adjustments	0.5%	0.9%	—
Change in valuation allowance	0.1%	(2.0)%	(48.1)%
Other non-deductible expenses	—	0.1%	0.2%

	32.6%	42.6%	(1.5)%

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Net Deferred Tax Asset

The tax effects of temporary differences that give rise to significant portions of the net deferred tax asset at December 31, 2013 and 2012 are as follows (in thousands):

	2013	2012
Deferred Tax Assets:
Research and development credits	$—	$2,841
Net operating loss carryforwards	9,149	11,754
Capitalized research and development expenses	81	140
Other credits	102	31
Intangible assets	28,846	26,112
Timing differences, including reserves, accruals, and writeoffs	117,222	85,719

Total gross deferred tax assets	155,400	126,597
Less: Valuation allowance	(6,005)	(6,913)

Deferred tax assets	149,395	119,684

Deferred Tax Liabilities:
Property, plant & equipment	(8,363)	(10,156)
Debt discount and issuance costs	(7,565)	(13,919)
481 (a) adjustments	(971)	(2,033)
Intangible assets acquired in Oceana transaction	(85,692)	(98,386)
Timing differences, including reserves, accruals, and writeoffs	(2,482)	(2,395)

Deferred tax liabilities	(105,073)	(126,889)

Net deferred tax asset (liability)	$44,322	$(7,205)

Current and Non Current Deferred Tax Assets (Liabilities)

The following table presents the breakdown between current and non-current deferred tax assets (liabilities) (in thousands):

	2013	2012
Current deferred tax asset	$86,693	$57,050
Non current deferred tax liability	(42,371)	(64,255)

Net deferred tax asset (liability)	$44,322	$(7,205)

Summary of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Balance at January 1	$20,620	$7,833	$3,641
Increases related to prior year tax positions	857	527	3,516
Increases related to current year tax positions	852	12,440	676
Decreases related to prior year tax positions	(1,407)	(180)	—
Decreases related to tax settlements with taxing authorities	(11,259)	—	—

Balance at December 31	$9,663	$20,620	$7,833